UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2009

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		November 12, 2009


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		80,979
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
ACCENTURE PLC BERMUDA			CL A			G1151C101	2395	         64250	SH		SOLE			60200		0	4050
ALBEMARLE CORP				COM			012653101	 242		  7000	SH		SOLE			 7000		0	   0
BANKAMERICA CORP			COM			066050105	1355	         80060	SH		SOLE			77110		0	2950
BAXTER INTERNATIONAL INC		COM			071813109	2555		 44825	SH		SOLE			42400		0	2425
BB&T CORPORATION			COM			054937107	 793		 29121	SH		SOLE			28033		0	1088
BECTON DICKINSON & CO.			COM			075887109	2395		 34341	SH		SOLE			32566		0	1775
BERKSHIRE HATHAWAY CL B			COM			084670207	2931		   882	SH		SOLE		  	  819		0	 63
BP PLC 					SPONSORED ADR		055622104	2572		 48321	SH		SOLE			45821		0	2500
BPZ RESOURCES, INC			COM			055639108	 150		 20000	SH		SOLE			20000		0	   0
CISCO SYSTEMS, INC			COM			17275R102	1771		 75220	SH		SOLE			70020		0	5200
CITIGROUP, INC				COM			172967101	  82		 17028	SH		SOLE			16828		0	 200
COMCAST CORP CLASS A			COM			200300101	1992		117990	SH		SOLE			110290		0       7700
CONAGRA, INCORPORATED			COM			205887102	1932		 89100 	SH		SOLE			83500		0	5600
CONOCOPHILLIPS				COM			20825C104	1458		 32284	SH		SOLE			30100		0	2184
DIAGEO PLC				SPONSORED ADR		25243Q205	2672		 43430	SH		SOLE			40830		0	2600
DISNEY WALT HOLDING COMPANY		COM			254687106	2445		 89039	SH		SOLE			84989		0	4050
DOMINION RESOURCES VA			COM			257470104	2545		 73754	SH		SOLE			69349		0	4405
EMERSON ELECTRIC			COM			291011104	2176		 54300	SH		SOLE			51250		0	3050
EXXON MOBIL CORP			COM			30231G102	4051		 59045	SH		SOLE			56645		0	2400
FPL GROUP INC				COM			302571104	 875		 15850	SH		SOLE			14550		0	1300
GENERAL ELECTRIC COMPANY		COM			369604103	1735		105653	SH		SOLE			98768		0       6885
HEWLETT-PACKARD COMPANY			COM			428236103	3420		 72432	SH		SOLE			68282		0	4150
INTEL CORPORATION			COM			458140100	2496	        127542	SH		SOLE			120592		0       6950
JOHNSON & JOHNSON			COM			478160104	3319		 54512	SH		SOLE			50624		0	3888
KROGER COMPANY				COM			501044101	2132		103300	SH		SOLE			98350		0       4950
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	1261		 40524	SH		SOLE			37864		0	2660
LOEWS CORPORATION			COM			540424108	1709		 49900	SH		SOLE			46500		0	3400
LOWES COMPANIES, INC.			COM			548661107	1660		 79270	SH		SOLE			75690		0       3580
MCDONALDS CORPORATION			COM			580135101	 240		  4210	SH		SOLE			 4210		0	   0
MCCORMICK & COMPANY			COM			579780206	2829		 83350	SH		SOLE			78350		0       5000
MDRNA, INC				COM			55276N100	 109		 78000	SH		SOLE			40000		0	38000
MEDTRONIC INC				COM			585055106	2671		 72584	SH		SOLE			69134		0	3450
MICROSOFT CORP				COM			594918104	3143	       	122215	SH		SOLE			115230		0       6985
NEWMARKET CORPORATION			COM			651587107	 220		  2368	SH		SOLE			 2368		0	   0
OWENS & MINOR, INC			COM			690732102	 204		  4500	SH		SOLE			 4500		0	   0
PAYCHEX INC				COM			718507106	 602		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	2843		 48463	SH		SOLE			45663		0	2800
PFIZER INC				COM			717081103	2799		169129	SH		SOLE			158829		0	10300
PROCTOR & GAMBLE CO			COM			742718109	 485		  8370	SH		SOLE			 6897		0	1473
ROYAL DUTCH SHELL PLC			SPONS ADR A		780259206	 205		  3584	SH		SOLE			 3584		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3050		 87396	SH		SOLE			82946		0	4450
SCHLUMBERGER LIMITED			COM			806857108	2090		 35065	SH		SOLE			33465		0	1600
SPDR GOLD TRUST				GOLD SHS		78463V107	 431		  4356	SH		SOLE			 4356		0	   0
VERIZON COMMUNICATIONS			COM			92343V104	 263		  8689	SH		SOLE
		 7832		0	857
WASTE MGMT INC DEL			COM			94106L109	3165	       	106150	SH		SOLE			99550		0       6600
WELLS FARGO & CO. NEW			COM			949746101	 226		  8003  SH		SOLE			 7983		0	  20
WYETH					COM			983024100	 285		  5875	SH		SOLE			 5875		0	   0